Segment and Revenue by Geography and By Major Customer - Schedule of Segment Operating Profit (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	$ 17,335	$ 16,038	$ 51,222	$ 41,194
Cost of revenues	6,413	6,993	18,883	16,990
Gross profit	10,922	9,045	32,339	24,204
Research and development expenses	10,803	10,309	31,591	30,415
Sales and marketing expenses	5,201	4,880	15,974	13,636
General and administrative expenses	2,211	5,825	9,575	12,793
Change in earnout liability	744	264	81	292
Segment operating loss	(8,037)	(12,233)	(24,882)	(32,932)
Change in fair value of Forfeiture Shares	1	3	1	38
Financial income, net	726	1,885	2,189	3,659
Loss before taxes on income	(7,310)	(10,345)	(22,692)	(29,235)
Depreciation and Amortization expenses	743	823	2,271	1,758
Stock-based compensation	3,729	3,760	11,670	11,259
CIB [Member]
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	13,226	9,371	37,802	24,618
Cost of revenues	4,081	2,779	11,836	6,415
Gross profit	9,145	6,592	25,966	18,203
Research and development expenses	7,058	5,569	20,217	17,348
Sales and marketing expenses	2,661	2,470	8,204	6,410
General and administrative expenses	2,025	2,211	6,257	5,816
Change in earnout liability	744	264	81	292
Segment operating loss	(3,343)	(3,922)	(8,793)	(11,663)
Depreciation and Amortization expenses	525	559	1,595	1,067
Stock-based compensation	1,734	1,721	5,367	5,145
Automotive [Member]
Schedule of Segment Operating Profit (Loss) [Line Items]
Revenues	4,109	6,667	13,420	16,576
Cost of revenues	2,332	4,214	7,047	10,575
Gross profit	1,777	2,453	6,373	6,001
Research and development expenses	3,745	4,740	11,374	13,067
Sales and marketing expenses	2,540	2,410	7,770	7,226
General and administrative expenses	186	3,614	3,318	6,977
Change in earnout liability
Segment operating loss	(4,694)	(8,311)	(16,089)	(21,269)
Depreciation and Amortization expenses	218	264	676	691
Stock-based compensation	$ 1,995	$ 2,039	$ 6,303	$ 6,114